Income Taxes - Changes in Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Beginning balance	$ 7,783	$ 7,874	$ 7,752
Additions based on tax positions related to the current year	1,464	1,439	1,215
Reductions due to lapse of applicable statute of limitations	(919)	(1,530)	(1,093)
Ending balance	$ 8,328	$ 7,783	$ 7,874